Subordinated Liabilities - Summary of Dated Subordinated Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 2,603	£ 2,683
5% Subordinated Notes 2023 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 1,132	£ 1,173
Maturity period	2023	2023
4.75% Subordinated Notes 2025 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 763	£ 791
Maturity period	2025	2025
7.95% Subordinated Notes 2029 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 280	£ 278
Maturity period	2029	2029
6.50% Subordinated Notes 2030 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 40	£ 38
Maturity period	2030	2030
5.875% Subordinated Notes 2031 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 9	£ 9
Maturity period	2031	2031
5.625% Subordinated Notes 2045 [member]
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities	£ 379	£ 394
Maturity period	2045	2045